UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22072

The Cushing MLP Total Return Fund
(Exact name of registrant as specified in charter)

8117 Preston Road Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road Suite 440
Dallas, TX 75225
 (Name and address of agent for service)

214-692-6334
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

Item 1. Schedule of Investments.

The Cushing® MLP Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2014

	Shares	Fair Value
Common Stock - 5.7% (1)
Large Cap Diversified - 5.7% (1)
Bermuda - 3.3% (1)
Seadrill Limited	200,000	$7,392,000
United States - 2.4% (1)
Targa Resources Corp. (2)	55,300	5,350,828
Total Common Stock (Cost $10,700,871)		$12,742,828

Master Limited Partnerships and Related Companies - 124.8% (1)
Coal - 3.1% (1)
United States - 3.1% (1)
Natural Resource Partners, L.P. (2)	445,700	6,738,984

Crude Oil & Refined Products - 8.7% (1)
United States - 8.7% (1)
Blueknight Energy Partners, L.P.	216,778	1,957,505
Buckeye Partners, L.P.	101,400	7,425,522
NuStar Energy, L.P. (2)	165,900	8,281,728
Sprague Resources, L.P.	85,000	1,569,950
		19,234,705
General Partnerships - 5.3% (1)
United States - 5.3% (1)
Atlas Energy, L.P.	21,500	912,675
Energy Transfer Equity, L.P.	129,400	5,648,310
NuStar GP Holdings, LLC	169,100	5,079,764
		11,640,749
Large Cap Diversified - 20.8% (1)
United States - 20.8% (1)
Enbridge Energy Management LLC (3) (4)	168,215	4,499,749
Enbridge Energy Partners, L.P.	313,600	8,630,272
Energy Transfer Partners, L.P. (2)	213,188	11,838,330
Kinder Morgan Management, LLC (4)	154,385	10,776,050
Williams Partners, L.P.	208,800	10,358,568
		46,102,969
Natural Gas Gatherers & Processors - 27.0% (1)
United States - 27.0% (1)
Atlas Pipeline Partners, L.P.	334,000	10,267,160
Crestwood Midstream Partners, L.P.	329,440	7,376,162
Crosstex Energy, L.P.	230,400	7,117,056
DCP Midstream Partners, L.P.	145,000	7,076,000
MarkWest Energy Partners, L.P.	55,900	3,569,215
PVR Partners, L.P.	389,900	10,464,916
Regency Energy Partners, L.P. (2)	343,400	9,014,250
Southcross Energy Partners, L.P.	270,000	4,752,000
		59,636,759

Natural Gas Transportation & Storage - 5.6% (1)
United States - 5.6% (1)
El Paso Pipeline Partners, L.P.	190,000	5,709,500
TC Pipelines, L.P. (2)	142,800	6,657,336
		12,366,836
Other - 4.6% (1)
Republic of the Marshall Islands - 0.8% (1)
Seadrill Partners, LLC	56,950	1,788,799
United States - 3.8% (1)
Exterran Partners, L.P.	202,400	6,072,000
OCI Partners, L.P. (3)	95,948	2,375,672
		10,236,471
Propane - 6.9% (1)
United States - 6.9% (1)
Ferrellgas Partners, L.P.	133,000	3,392,830
NGL Energy Partners, L.P.	85,600	3,103,856
NGL Energy Partners, L.P. (5) (6)	150,000	5,439,000
Suburban Propane Partners, L.P. (5) (6)	78,000	3,360,240
		15,295,926
Shipping - 12.5% (1)
Republic of the Marshall Islands - 12.5% (1)
Capital Product Partners, L.P.	1,538,111	16,550,074
Navios Maritime Partners, L.P.	650,000	11,115,000
		27,665,074
Upstream - 25.0% (1)
United States - 25.0% (1)
Atlas Resource Partners, L.P.	402,000	8,707,320
Breitburn Energy Partners, L.P.	470,000	9,395,300
Eagle Rock Energy Partners, L.P.	1,140,362	5,530,756
EV Energy Partners, L.P.	141,000	4,946,280
Legacy Reserves, L.P. (2)	253,277	6,686,513
LinnCo, LLC	274,258	8,362,126
Memorial Production Partners, L.P.	258,125	5,766,513
QR Energy, L.P. (2)	338,100	5,930,274
		55,325,082
Variable Distribution - 5.3% (1)
United States - 5.3% (1)
CVR Refining, L.P.	100,000	2,088,000
Emerge Energy Services, L.P.	67,700	3,097,275
Northern Tier Energy, L.P.	160,000	3,868,800
PetroLogistics, L.P.	200,000	2,582,000
		11,636,075

Total Master Limited Partnerships and Related Companies (Cost $262,300,896)		$275,879,630

Royalty Trusts - 1.5% (1)
Natural Gas Gatherers & Processors - 1.5% (1)
United States - 1.5% (1)
SandRidge Permian Trust	260,000	$3,328,000

Total Royalty Trusts (Cost $3,561,269)		$3,328,000

Preferred Stock - 3.3% (1)
Crude Oil & Refined Products - 3.3% (1)
United States - 3.3% (1)
Blueknight Energy Partners, L.P.	757,519	$7,416,111

Total Preferred Stock (Cost $4,789,116)		$7,416,111

Fixed Income - 3.7% (1)
Exploration & Production - 2.3% (1)
United States - 2.3% (1)
Denbury Resources, Inc., 4.625%, due 07/15/2023	2,000,000	$1,895,000
Oasis Petroleum, Inc., 6.875%, due 03/15/2022 (7)	500,000	545,000
Rosetta Resources, Inc., 5.625%, due 05/01/2021	2,000,000	2,070,000
Sanchez Energy Corp., 7.750%, due 06/15/2021 (7)	500,000	525,000
		5,035,000
Refining & Marketing - 1.4% (1)
United States - 1.4% (1)
Western Refining, Inc., 6.250%, due 04/01/2021	3,000,000	3,105,000

Total Fixed Income (Cost $7,676,808)		$8,140,000

Short-Term Investments - Investment Companies - 3.0% (1)	Shares
United States - 3.0% (1)
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.01% (8)	1,314,387	$1,314,387
Fidelity Government Portfolio Fund - Institutional Class, 0.01% (8)	1,314,387	1,314,387
Fidelity Money Market Portfolio - Institutional Class, 0.04% (8)	1,314,387	1,314,387
First American Government Obligations Fund - Class Z, 0.01% (8)	1,314,387	1,314,387
Invesco STIC Prime Portfolio, 0.04% (8)	1,314,386	1,314,386
Total Short-Term Investments (Cost $6,571,934)		$6,571,934

Options - 0.0% (1)
Bermuda - 0.0% (1)	Contracts
Seadrill Limited, Call Option
Expiration: March 2014, Exercise Price: $39.00	2,000	$22,000
Total Options (Cost $89,439)		$22,000

Total Investments - 142.0% (1) (Cost $295,690,333)		$314,100,503
Liabilities in Excess of Other Assets - (42.0)% (1)		(92,976,426)
Net Assets Applicable to Common Stockholders - 100.0% (1)		$221,124,077

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(3)	No distribution or dividend was made during the period ended February 28, 2014. As such, it is classified as a non-income producing security as of February 28, 2014.
(4)	Security distributions are paid-in-kind.
(5)	Restricted security.
(6)	Fair valued by the Adviser in good faith under procedures that were approved by the Board of Trustees.
(7)	Restricted security under Rule 144A under the Securities Act of 1933, as amended.
(8)	Rate reported is the current yield as of February 28, 2014.

Tax Basis

The cost basis of investments for federal income tax purposes at February 28, 2014 was as follows*:

Cost of investments	$279,709,289
Gross unrealized appreciation	$160,973,966
Gross unrealized depreciation	(126,582,752)
Net unrealized appreciation	$34,391,214

*The above table only reflects tax adjustments through November 30, 2013.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2014	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$12,742,828	$12,742,828	$-	$-
Master Limited Partnerships and Related Companies (a)	275,879,630	275,879,630	-	-
Royalty Trusts(a)	3,328,000	3,328,000	-	-
Preferred Stock(a)	7,416,111	7,416,111	-	-
Total Equity Securities	299,366,569	299,366,569	-	-
Notes Senior Notes(a)	8,140,000	-	8,140,000	-
Total Notes	8,140,000	-	8,140,000	-
Other Options	22,000	22,000	-	-
Short Term Investment	6,571,934	6,571,934	-	-
Total Other	6,593,934	6,593,934	-	-
Total	$314,100,503	$305,960,503	$8,140,000	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2014.

Transfers into and out of each level are measured at fair value at the end of the fiscal period.  There were no transfers between any levels during the period ended February 28, 2014.

Derivative Financial Instruments

The Fund provides disclosure regarding derivatives and hedging activity to allow investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position.

The Fund occasionally purchases and sells (“writes”) put and call equity options as a source of potential protection against a broad market decline. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Options are settled for cash.

Purchased Options — Premiums paid by the Fund for purchased options are included in the Statement of Assets and Liabilities as an investment. The option is adjusted daily to reflect the fair value of the option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. If the option is allowed to expire, the Fund will lose the entire premium paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

Written Options — Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the fair value of the written option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Transactions in purchased options contracts for the period ended February 28, 2014, are as follows:

	Contracts	Premiums
Outstanding at December 1, 2013	-	$-
Options purchased	7,500	630,820
Options covered	(500)	(47,267)
Options exercised	-	-
Options expired	(5,000)	(494,114)
Outstanding at February 28, 2014	2,000	$89,439

The average monthly fair value of purchased options during the period ended February 28, 2014 was $210,273.

Transactions in written options contracts for the period ended February 28, 2014, are as follows:

	Contracts	Premiums
Outstanding at December 1, 2013	-	$-
Options written	1,800	79,209
Options covered	-	-
Options exercised	-	-
Options expired	(1,800)	(79,209)
Outstanding at February 28, 2014	-	$-

The average monthly fair value of written options during the period ended February 28, 2014 was $26,403.

The effect of derivative instruments on the Statement of Operations for the period ended February 28, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$(537,415)	$ 79,209	$(458,206)

Amount of Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$ (67,439)	$ -	$ (67,439)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Cushing MLP Total Return Fund

By (Signature and Title)              /s/ Daniel L. Spears
Daniel L. Spears, President

Date        April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)              /s/ Daniel L. Spears
Daniel L. Spears, President

Date        April 29, 2014

By (Signature and Title)               /s/ John H. Alban
John H. Alban, Treasurer

Date        April 29, 2014